Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 143,251
2022	138,983
2023	114,331
Total lease payments
Less: imputed interest	29,074
Present value of lease liabilities	$ 367,491